3. MATERIAL ACCOUNTING POLICY INFORMATION: h) Flow-through shares (Policies)	12 Months Ended
Dec. 31, 2025
Policies
h) Flow-through shares

h)Flow-through shares

Under Canadian income tax legislation, a company is permitted to issue flow-through shares whereby the Company agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. The proceeds from issuance of these shares are allocated between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the quoted price of the existing shares and the amount the investor pays for the flow-through shares. A deferred premium liability is recognized for this difference. The Company renounces the deductions for tax purposes related to the eligible exploration and evaluation expenditures on the date the flow-through shares are issued. The premium liability is reduced on a pro-rata basis and recorded in other income based on the corresponding eligible expenditures that have been incurred.